Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Trade and other receivables [abstract]
Trade receivables	€ 156,450	€ 107,381
Other receivables	7,369	8,845
Receivables current	163,819	116,226
Less: expected credit loss	(3,574)	(1,924)
Trade and other receivables, current	€ 160,245	€ 114,302